Note 5 - Consolidated Financial Statement Details (Details) - Prepaid Expenses and Other Current Assets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance		$ 84	$ 60
Prepaid rent		41	39
Prepaid taxes		16	50
Other		3	20
	$ 220	$ 144	$ 169